Derivative Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Derivative Instruments
22.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2021 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Dec. 16, 2013	Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 5,690)	Foreign currency risk	Deutsche bank	Dec.16, 2013 ~ Apr. 29, 2022

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018 ~ Apr. 16, 2023

Mar. 4, 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000)	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020 ~ Jun. 4, 2025

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018 ~ Aug. 13, 2023

Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500)	Interest rate risk	Korea Development Bank	Dec. 21, 2017 ~ Dec. 21, 2022

Dec. 19, 2018	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 25,000)	Interest rate risk	Credit Agricole CIB	Mar.19, 2019 ~ Dec.14, 2023
(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap(TRS) contract amounting to

~~￦~~

270,000 million and

~~￦~~

64,000 million with beneficiary certificates as underlying asset with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62, respectively. The contract
s
consist of the settlement of the difference resulting from the change in the value of the real estate on the maturity date of the contract and the settlement of the difference between the dividend and the standard dividend during the contract period. Each contract expires in November 2022 and September 2024, respectively. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to the other party to each contract. SK Broadband Co., Ltd. recognized derivative financial assets of

~~￦~~

4,682 million and long-term derivative financial assets of

~~￦~~

2,306 million, respectively, for each TRS. Derivative financial assets and long-term derivative financial assets were measured using the discounted present value methods for estimated future cash flows.

(3)
In relation to the business acquisition by SK Broadband Co., Ltd. for the year ended December 31, 2020 the Parent Company has entered into a shareholders’ agreement with the shareholders of the acquirees. Pursuant to the agreement, when certain conditions are met within a period of time subsequent to the merger, the shareholders of the acquirees can exercise their drag-along rights and require the Parent Company to sell its shares in SK Broadband Co., Ltd. Should the shareholders exercise their drag-along rights, the Parent Company also can exercise its call options over the shares held by those shareholders. The Group recognized a derivative financial liability of

~~￦~~

321,025
million (

~~￦~~

320,984 million as of December 31, 2020) for the rights prescribed in the shareholders’ agreement as of December 31, 2021.

The fair value of SK Broadband Co., Ltd.’s common stock was estimated using
5-year
projected cash flows discounted at 7.1% per annum. The fair value of the derivative financial liability was determined by using the Binomial Model based on various assumptions including the price of common stock and its price fluctuations. The significant unobservable inputs used in the fair value measurement and inter-relationship between significant unobservable inputs and fair value measurement are as below:

Significant unobservable inputs	Correlations between inputs and fair value measurements
Fair value of SK Broadband Co., Ltd.’s common stock	The estimated fair value of derivative liabilities would decrease (increase) if the fair value of common stock would increase (decrease)

Volatility of stock price	The estimated fair value of derivative liabilities would decrease (increase) if the volatility of stock price increase (decrease)

(4)
The Group has entered into the agreement with Newberry Global Limited, whereby the Group has been granted subscription right and contingent subscription right to acquire Newberry series-C redeemable convertible preferred stock for the year ended December 31, 2020. The Group recognized derivative financial assets of

~~￦~~

15,477 million and

~~￦~~

9,524 million, respectively, for subscription right and contingent subscription right.

The fair value of Newberry series-C redeemable convertible preferred stock (“RCPS”) was estimated using the fair value of Newberry Global Limited’s common stock which was estimated by using market approach and its price fluctuations. The fair value of derivative financial asset was determined by using the Binomial Model based on various assumptions including the price of RCPS and its price fluctuations. Meanwhile, if the fair value of RCPS, significant unobservable input used in the fair value measurement, increases (decreases), the estimated fair value of derivative asset would increases (decreases). If the volatility of stock price, significant unobservable input used in the fair value measurement, increases (decrease), the estimated fair value of derivative asset would increases (decreases).
(5)
The fair value of derivative financial instruments to which the Group applies cash flow hedge is recorded in the financial statements as derivative financial assets, long-term derivative financial assets, derivative financial liabilities and long-term derivative financial liabilities. As of December 31, 2021, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Current assets:
Fixed-to-fixed cross currency swap (U.S. dollar borrowing amounting to USD 5,690)	￦	427	427
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	￦	74,555	74,555
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		75,069	75,069
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 300,000)		30,150	30,150
Floating-to-fixed cross currency interest rate swap (U.S dollar denominated bonds face value of USD 300,000)		2,460	2,460

	￦	182,661	182,661

Current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 25,000)	￦	(52)	(52)
Non-current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500)	￦	(59)	(59)

	￦	(111)	(111)

(6)
The fair value of derivatives held for trading is recorded in the financial statements as derivative financial assets, long-term derivative financial assets and long-term derivative financial liabilities. As of December 31, 2021, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contingent subscription right	￦	9,524	9,524
Subscription right		15,477	15,477
Total return swap		4,682	4,682
Non-current assets:
Total return swap	￦	5,250	5,250

	￦	34,933	34,933

Non-current liabilities:
Share option	￦	(321,025)	(321,025)